Mid Cap Index Fund Expense Example - Mid Cap Index Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	$ 467